INCOME TAX (Tables)	12 Months Ended
Jun. 30, 2015
Income Tax Disclosure [Abstract]
Summary of Operating Loss Carryforwards [Table Text Block]	As of June 30, 2015, there is no provision for income taxes, current or deferred.
June 30, 2015
Net operating losses	$42,963
Valuation allowance	(42,963)
$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the Company’s effective tax rate as a percentage of income before taxes and federal statutory rate for the years ended June 30, 2015 is summarized below.

Federal statutory rate	(34.0)%
State income taxes, net of federal	0.0
Valuation allowance	34.0
0.0%